SEGMENTED REPORTING - Disclosure of detailed information about operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of operating segments [line items]
Assets	$ 52,093	$ 50,021
Liabilities	2,343	2,647
Loss for the year ended	4,607	5,663
Comprehensive Loss for the year ended	1,985	9,845
Canada [Member]
Disclosure of operating segments [line items]
Assets	3,773	5,787
South Africa [Member]
Disclosure of operating segments [line items]
Assets	$ 48,320	$ 44,234